Income Taxes - Components and reconciliation of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliations of the income tax expenses
(Loss)/ profit before income tax expense	¥ 36,263,729	$ 5,257,746	¥ 9,702,255	¥ (7,179,742)
PRC statutory tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Income tax (benefits)/ expense at PRC statutory tax rate	¥ 9,065,932	$ 1,314,437	¥ 2,425,564	¥ (1,794,935)
International tax rate differential	2,013,305	291,902	1,522,480	1,077,383
Preferential tax rate differential	(4,442,822)	(644,149)	(1,439,100)	57,483
Non-deductible expenses	361,045	52,346	167,098	108
Non-taxable income	(122,067)	(17,698)	(139,417)	(164,120)
Deferred tax items tax rate differential	527,035	76,413	51,493	(110,821)
Additional deduction of research and development expenses	(444,071)	(64,384)	(223,591)	(124,858)
Change in valuation allowance	(2,232,690)	(323,710)	(430,942)	1,059,760
Income tax expenses	¥ 4,725,667	$ 685,157	¥ 1,933,585	¥ 0